Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (671,797)	$ (1,147,873)	$ (1,985,493)	$ (1,440,062)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,344	6,790	28,420	40,437
Bad debt expense	6,575	0	9,314	0
Amortization of deferred financing costs	2,079	2,502	9,165	9,770
Amortization of beneficial conversion option	2,387	0	20,865	0
Amortization of original issue discount	1,206	0	9,906	0
Gain (Loss) on derivative	(15,470)	0	15,470	0
Stock-based compensation			175,000	20,715
Stock issued for services			65,550	0
Changes in operating assets and liabilities:
Accounts receivable	(102,317)	225,754	(6,274)	(130,437)
Prepaid expenses and other current assets	(15,423)	(27,907)	(21,628)	1,356
Other assets			0	(16,226)
Accounts payable and accrued expenses	(359,691)	387,410	757,927	155,464
Other long-term liabilities - related parties			47,956	18,215
Other liabilities - related parties	(12,447)	5,587
Deferred interest expense	10,625	8,751	24,377	17,063
Deferred revenues	(31,705)	(79,082)	(392,775)	338,031
Deferred compensation	9,423	0	94,729	60,782
Total adjustments	(499,414)	529,805	838,002	515,170
Net cash used in operating activities	(1,171,211)	(618,068)	(1,147,491)	(924,892)
Cash flows from investing activities:
Repayment of equity receivable	0	5,600	5,600	0
Purchases of property and equipment	(3,608)	(44,582)	(53,779)	(23,420)
Net cash used in investing activities	(3,608)	(38,982)	(48,179)	(23,420)
Cash flows from financing activities:
Proceeds from notes payable	0	674,556	859,056	1,457,500
Proceeds from notes payable - related parties	0	50,000	434,000	87,500
Repayment of notes payable	(124,886)	(67,267)	(251,421)	(383,282)
Repayment of notes payable - related parties	(114,000)	0	0	(107,149)
Sale of Common Stock	2,731,021	0	60,000	0
Net cash provided by financing activities	2,492,135	657,289	1,101,635	1,054,569
Net increase (decrease) in cash	1,317,316	239	(94,035)	106,257
Cash - beginning of period	46,236	140,271	140,271	34,014
Cash - end of period	1,363,552	140,510	46,236	140,271
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	73,370	21,863	101,113	89,787
Supplemental disclosure of non-cash financing activities
Accounts payable and accrued interest converted to equity	286,370	0
Decrease in fair value of shares subject to mandatory redemption			0	348,664
Accrued interest converted to equity			137,520	0
Notes payable converted to equity	469,500	0	562,056	0
Notes payable - related party converted to equity	95,000	0	382,292	0
Total non-cash financing activities	$ 850,870	$ 0	$ 1,081,868	$ 348,664